Exhibit 2. Conditions of the most significant debt - Interconexion Electrica S.A. E.S.P. (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Conditions of the most significant debt
Outstanding balance	$ 115,134,839		$ 95,060,928
Bonds domestic currency One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2010-12
Maturity date	2040-12
Disbursement	$ 284,300
Outstanding balance	$ 284,300		284,300
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity date	2023-08
Disbursement	$ 168,600
Outstanding balance	$ 168,600		168,600
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity date	2028-08
Currency	COP
Disbursement	$ 347,500
Outstanding balance	$ 347,500		347,500
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity date	2043-08
Disbursement	$ 262,950
Outstanding balance	$ 262,950		262,950
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-12
Maturity date	2023-12
Currency	COP
Disbursement	$ 180,000
Outstanding balance	$ 180,000		180,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-12
Maturity date	2041-12
Currency	COP
Disbursement	$ 120,000
Outstanding balance	$ 120,000		120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Maturity date	2022-05
Currency	COP
Disbursement	$ 120,000
Outstanding balance			120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Maturity date	2028-05
Currency	COP
Disbursement	$ 100,000
Outstanding balance	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Maturity date	2025-05
Currency	COP
Disbursement	$ 100,000
Outstanding balance	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Maturity date	2030-05
Currency	COP
Disbursement	$ 120,000
Outstanding balance	$ 120,000		120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Maturity date	2035-05
Currency	COP
Disbursement	$ 280,000
Outstanding balance	$ 280,000			$ 280,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Tweleve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2024-02
Currency	COP
Disbursement	$ 115,000
Outstanding balance	$ 115,000			115,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2028-02
Currency	COP
Disbursement	$ 152,000
Outstanding balance	$ 152,000			152,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2041-02
Currency	COP
Disbursement	$ 133,000
Outstanding balance	$ 133,000			133,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Maturity date	2024-04
Currency	COP
Disbursement	$ 260,780
Outstanding balance	$ 260,780			260,780
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Maturity date	2032-04
Currency	COP
Disbursement	$ 196,300
Outstanding balance	$ 196,300			196,300
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Maturity date	2042-04
Currency	COP
Disbursement	$ 242,920
Outstanding balance	$ 242,920			242,920
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2025-11
Currency	COP
Disbursement	$ 150,080
Outstanding balance	$ 150,080			150,080
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2031-11
Currency	COP
Disbursement	$ 120,100
Outstanding balance	$ 120,100			120,100
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2047-11
Currency	COP
Disbursement	$ 229,820
Outstanding balance	$ 229,820			229,820
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2027-07
Currency	COP
Disbursement	$ 156,500
Outstanding balance	$ 156,500			156,500
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2033-07
Currency	COP
Disbursement	$ 142,063
Outstanding balance	$ 142,063			142,063
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2043-07
Currency	COP
Disbursement	$ 201,437
Outstanding balance	$ 201,437			201,437
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Maturity date	2029-08
Currency	COP
Disbursement	$ 160,000
Outstanding balance	$ 160,000			160,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Maturity date	2040-08
Currency	UVR (1)
Disbursement	$ 152,311
Outstanding balance	$ 165,369		147,132
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Annual
Bonds domestic currency Twenty Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-07
Maturity date	2034-01
Currency	UVR (1)
Disbursement	$ 353,434
Outstanding balance	$ 440,777		341,416
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds domestic currency Twenty Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-10
Maturity date	2026-10
Currency	COP
Disbursement	$ 100,000
Outstanding balance	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Syndicated commercial loan, domestic currency One
Conditions of the most significant debt
Company	Oleoducto Bicentenario
Issue date	2012-07
Maturity date	2024-07
Currency	COP
Disbursement	$ 2,100,000
Outstanding balance	$ 375,725		600,450
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Maturity date	2028-01
Currency	COP
Disbursement	$ 250,000
Outstanding balance	$ 242,125		250,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Maturity date	2034-01
Currency	COP
Disbursement	$ 150,000
Outstanding balance	$ 147,000		150,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Maturity date	2034-01
Currency	COP
Disbursement	$ 150,000
Outstanding balance	$ 147,000		150,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Maturity date	2034-01
Currency	UVR (1)
Disbursement	$ 405,972
Outstanding balance	$ 181,972		161,904
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2035-07
Currency	COP
Disbursement	$ 217,500
Outstanding balance	$ 4,353		4,651
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2031-10
Currency	COP
Disbursement	$ 158,050
Outstanding balance	$ 158,050		158,050
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2028-10
Currency	COP
Disbursement	$ 70,500
Outstanding balance	$ 70,500		70,500
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-07
Maturity date	2024-07
Currency	COP
Disbursement	$ 28,000
Outstanding balance			8,717
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-08
Maturity date	2024-08
Currency	COP
Disbursement	$ 32,000
Outstanding balance			23,863
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-12
Maturity date	2024-12
Currency	COP
Disbursement	$ 10,000
Outstanding balance			7,472
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Maturity date	2028-11
Currency	COP
Disbursement	$ 59,467
Outstanding balance	$ 50,971		59,467
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-11
Maturity date	2028-11
Currency	COP
Disbursement	$ 23,000
Outstanding balance	$ 19,714		$ 23,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-05
Maturity date	2023-05
Currency	COP
Disbursement	$ 14,422
Outstanding balance	$ 14,422
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-06
Maturity date	2027-06
Currency	COP
Disbursement	$ 12,900
Outstanding balance	$ 12,900
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-08
Maturity date	2027-08
Currency	COP
Disbursement	$ 51,085
Outstanding balance	$ 51,085
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Maturity date	2023-09
Currency	USD
Disbursement		$ 1,300
Outstanding balance		1,300		1,300
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Maturity date	2043-09
Currency	USD
Disbursement		850
Outstanding balance		850		850
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-05
Maturity date	2045-05
Currency	USD
Disbursement		2,000
Outstanding balance		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-09
Maturity date	2025-01
Currency	USD
Disbursement		1,200
Outstanding balance		1,200		1,200
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Five
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2015-06
Maturity date	2026-06
Currency	USD
Disbursement		1,500
Outstanding balance		1,500		1,500
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Six
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity date	2031-11
Currency	USD
Disbursement		1,250
Outstanding balance		1,250		1,250
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Seven
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity date	2051-11
Currency	USD
Disbursement		750
Outstanding balance		750		750
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eight
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2016-06
Maturity date	2023-09
Currency	USD
Disbursement		500
Outstanding balance		500		500
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Nine
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Maturity date	2030-04
Currency	USD
Disbursement		2,000
Outstanding balance		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Ten
Conditions of the most significant debt
Company	Oleoducto Central S.A.S.
Issue date	2014-05
Maturity date	2021-05
Currency	USD
Disbursement		500
Outstanding balance		500		500
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-11
Maturity date	2033-11
Currency	USD
Disbursement		330
Outstanding balance		330		330
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Tweleve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-07
Maturity date	2034-01
Currency	USD
Disbursement		151
Outstanding balance		143		151
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-01
Maturity date	2026-01
Currency	USD
Disbursement		38
Outstanding balance		38		38
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds Foreign currency Fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-10
Maturity date	2031-04
Currency	USD
Disbursement		40
Outstanding balance		40		40
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-02
Maturity date	2023-02
Currency	USD
Disbursement		21
Outstanding balance		20		19
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Maturity date	2023-05
Currency	USD
Disbursement		450
Outstanding balance		600		450
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-04
Maturity date	2034-04
Currency	USD
Disbursement		600
Outstanding balance		500		600
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Maturity date	2024-02
Currency	USD
Disbursement		63
Outstanding balance		77		54
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Annual
Bonds Foreign currency Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Maturity date	2025-04
Currency	USD
Disbursement		131
Outstanding balance		154		111
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-12
Maturity date	2029-12
Currency	USD
Disbursement		86
Outstanding balance		96		73
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Maturity date	2028-11
Currency	USD
Disbursement		169
Outstanding balance		153		143
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Maturity date	2044-05
Currency	USD
Disbursement		169
Outstanding balance		168		143
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Maturity date	2044-07
Currency	USD
Disbursement		142
Outstanding balance		153		121
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2024-05
Currency	USD
Disbursement		253
Outstanding balance		230		215
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Bullet
Bonds Foreign currency Twenty Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2031-10
Currency	USD
Disbursement		141
Outstanding balance		138		120
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2039-10
Currency	USD
Disbursement		59
Outstanding balance		58		50
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2001-08
Maturity date	2022-06
Currency	USD
Disbursement		134
Outstanding balance		134
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-08
Maturity date	2025-06
Currency	USD
Disbursement		234
Outstanding balance		238		213
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-08
Maturity date	2030-12
Currency	USD
Disbursement		242
Outstanding balance		407		220
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-08
Maturity date	2024-12
Currency	USD
Disbursement		40
Outstanding balance		23		37
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-06
Maturity date	2030-12
Currency	USD
Disbursement		201
Outstanding balance		207		183
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2006-11
Maturity date	2022-06
Currency	USD
Disbursement		36
Outstanding balance		36		55
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Maturity date	2050-06
Currency	USD
Disbursement		79
Outstanding balance		79
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-07
Maturity date	2056-06
Currency	USD
Disbursement		1,200
Outstanding balance		1,200		1,200
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
International Commercial Loans One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-09
Maturity date	2025-09
Currency	USD
Disbursement		70
Outstanding balance		70		70
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-06
Maturity date	2022-06
Currency	USD
Disbursement		40
Outstanding balance		10		40
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Bullet
International Commercial Loans Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2024-07
Currency	USD
Disbursement		5
Outstanding balance		2		3
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
International Commercial Loans Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2014-01
Maturity date	2029-03
Currency	USD
Disbursement		60
Outstanding balance		23		25
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2014-01
Maturity date	2024-01
Currency	USD
Disbursement		22
Outstanding balance		2		4
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-08
Maturity date	2032-03
Currency	USD
Disbursement		57
Outstanding balance		35		36
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-01
Maturity date	2026-05
Currency	USD
Disbursement		10
Outstanding balance				3
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-11
Maturity date	2026-05
Currency	USD
Disbursement		11
Outstanding balance				3
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-11
Maturity date	2026-05
Currency	USD
Disbursement		9
Outstanding balance				3
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2010-05
Maturity date	2030-05
Currency	USD
Disbursement		46
Outstanding balance		23		24
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2022-12
Currency	USD
Disbursement		7
Outstanding balance		6		6
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
International Commercial Loans Twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-03
Maturity date	2024-08
Currency	USD
Disbursement		63
Outstanding balance				9
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-04
Maturity date	2022-12
Currency	USD
Disbursement		9
Outstanding balance				8
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Maturity date	2024-03
Currency	USD
Disbursement		35
Outstanding balance				4
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-09
Maturity date	2023-09
Currency	USD
Disbursement		25
Outstanding balance				5
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-10
Maturity date	2025-03
Currency	USD
Disbursement		11
Outstanding balance		6		11
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Maturity date	2024-03
Currency	USD
Disbursement		6
Outstanding balance				6
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-09
Maturity date	2023-09
Currency	USD
Disbursement		13
Outstanding balance		13		16
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2024-03
Currency	USD
Disbursement		112
Outstanding balance		83		105
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2024-03
Currency	USD
Disbursement		75
Outstanding balance		69		70
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-09
Maturity date	2022-08
Currency	USD
Disbursement		10
Outstanding balance		30
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Bullet
International Commercial Loans Twenty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-09
Maturity date	2022-08
Currency	USD
Disbursement		40
Outstanding balance		40
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-01
Maturity date	2022-12
Currency	USD
Disbursement		67
Outstanding balance		65
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Bullet
International Commercial Loans Twenty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-09
Maturity date	2050-06
Currency	USD
Disbursement		76
Outstanding balance		76
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2025-05
Currency	USD
Disbursement		48
Outstanding balance		45
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Twenty Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Maturity date	2024-03
Currency	USD
Disbursement		10
Outstanding balance		10
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
International Commercial Loans Twenty Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-09
Maturity date	2023-09
Currency	USD
Disbursement		18
Outstanding balance		28
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2026-05
Currency	USD
Disbursement		10
Outstanding balance		15
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Committed credit line
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Maturity date	2023-09
Currency	USD
Disbursement		665
Outstanding balance				665
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2027-12
Currency	USD
Disbursement		2,001
Outstanding balance		855		1,100
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2027-12
Currency	USD
Disbursement		75
Outstanding balance		32		42
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2027-12
Currency	USD
Disbursement		73
Outstanding balance		31		40
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2027-12
Currency	USD
Disbursement		158
Outstanding balance		68		87
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Five
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2025-12
Currency	USD
Disbursement		359
Outstanding balance		182		224
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans - ISA Acquisiton
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-08
Maturity date	2023-08
Currency	USD
Disbursement		3,672
Outstanding balance		$ 472		$ 1,672
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly